Stock-Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended			12 Months Ended	3 Months Ended					3 Months Ended
	May 31, 2000	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Maximum [Member]	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Common Class A [Member]	Mar. 31, 2012 Performance Based Compensation [Member]	Dec. 31, 2011 Performance Based Compensation [Member]	Dec. 31, 2011 1996 Equity Incentive Plan [Member]	Mar. 31, 2012 1996 Equity Incentive Plan [Member]	Dec. 31, 2011 1996 Equity Incentive Plan [Member] Common Class A [Member]	Mar. 31, 2012 Restricted Stock Award [Member]	Mar. 31, 2012 Restricted Stock Award [Member] Common Class A [Member]	Mar. 31, 2012 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 2009 Employee Stock Purchase Plan [Member]	Mar. 31, 2012 2000 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 2000 Employee Stock Purchase Plan [Member]	May 25, 2000 2000 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan has reserved shares of Class A common stock												13,000,000	13,000,000									500,000
Expiration date of options granted under equity incentive plan												10 years			10 years
Award vesting terms		vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date		vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date
Award vesting period				5 years			5 years	3 years				3-5 years
The Company granted options for an aggregate shares of its Class A common stock				68,000					9,000			1,030,819
Employee Stock Purchase Plan reserved shares of Class A common stock for issuance to employees																				924,000
New employee stock purchase plan, which reserved additional shares of common stock																	500,000
Range of awards of target number of share							100.00%	0.00%
Non cash compensation expense		$ 2,612	$ 2,132	$ 11,650	$ 17,839	$ 12,462				$ 619						$ 29
Percentage of awards vesting on grant date															50.00%
Percentage of awards vesting on the last day of directors term															50.00%
Term of director															1 year
Eligible Options to purchase an aggregate shares, accepted for cancellation														2,630,474
Percentage of Class A common stock underlying all Eligible Options														86.20%
New option exercise price per share				$ 33.28								$ 15.67
Number of shares available for issuance under the Stock Purchase plan																					500,000
Compensation expense related to performance based compensation agreements				11,650	17,839	12,462					3,535
Stock-Based Compensation (Textual) [Abstract]
Expected volatility				75.00%
Volatility rate on publicly traded options				25.00%
Total unrecognized compensation cost related to nonvested awards				7,372
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized				1.14
Incremental cost of new option				1,923
Shares available for future stock option and restricted share grants to employees and directors under existing plans				2,341,158													210,203	253,294	331,795
The aggregate intrinsic value of options outstanding				22,379
The aggregate intrinsic value of options exercisable				11,453
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value				$ 1,206
Percentage of stock purchased by employees	85.00%
Description of Yearly Increase in Plan				one tenth of 1% of the total of shares outstanding or a lessor amount determined by the board of directors
Percentage of Shares Available for Issuance from Shares Outstanding Under Stock Purchase Plan				10.00%
Percentage of Shares Outstanding				1.00%
Minimum Range of Awards of Target Number of Shares				0.00%
Maximum Range of Awards of Target Number of Shares				100.00%
Period of Cliff Vesting for Option Valuation				5 years
Period of Graded Vesting for Option Valuation				4 years